Note 18 Sensitivity analysis for main assumptions Mexico (Details) - MEXICO		Dec. 31, 2025 Rate	Dec. 31, 2024 Rate	Dec. 31, 2023 Rate
Sensitivity analysis for main assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[1]	16.70%	18.30%	12.40%
Growth rate used to extrapolate cash flow projections		5.20%	5.50%	5.60%
Increase of 50 basis points [Member]
Sensitivity analysis for main assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[2]	(3.00%)
Growth rate used to extrapolate cash flow projections	[2]	2.00%
Decrease of 50 basis points [Member]
Sensitivity analysis for main assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[2]	4.00%
Growth rate used to extrapolate cash flow projections	[2]	(2.00%)

[1]	(1) After tax discount rates.
[2]
(1) The use of very different discount or growth rates would be inconsistent with the macroeconomic assumptions under which the Unit builds its business plan, such as inflation assumptions or interest rate curves used to determine cash flows.